UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:  BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 112.5%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,714,051
County/City/Special District/School District — 37.2%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,000	9,833,130
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,074,946
Coast Community College District, GO, Refunding, Election of 2012, Series A, 5.00%, 8/01/38	7,000	7,392,140
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	3,934,980
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/43	6,785	6,799,656
County of Ventura Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	5,050	5,619,185
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,750,000
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	27,840	29,242,301
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	5,867,015
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,265,480
Kern Community College District, GO, Series C:
Safety Repair & Improvements, 5.25%, 11/01/32	5,715	6,284,214
5.75%, 11/01/34	12,000	13,838,040
Los Alamitos Unified School District, GO, Refunding, 5.25%, 8/01/39	3,700	3,959,037
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,265,650

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	$2,500	$2,687,550
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,393,800
Pajaro Valley Unified School District, GO, Refunding, Election of 2012, Series A, 5.00%, 8/01/38	5,740	6,000,998
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,363,450
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,231,162
Saddleback Valley Unified School District, GO, Refunding, 5.00%, 8/01/29	3,000	3,278,070
San Diego Community College District, GO, Election of 2006 (AGM), 5.00%, 8/01/30	8,000	8,664,640
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	900	1,004,814
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A, 5.00%, 7/01/36	4,200	4,466,868
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,747,341
5.75%, 5/01/42	4,500	4,866,615
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	20,990	21,732,836
Santa Maria Joint Union High School District, GO, Election of 2004, 5.00%, 8/01/33	3,710	3,975,896
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,635	6,291,083
South Bay Union School District, GO, Refunding, Election of 2012, Series A, 5.00%, 8/01/37	1,000	1,033,460

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Southwestern Community College District, GO, Election of 2008, Series C, 5.25%, 8/01/36	$2,615	$2,785,969
West Contra Costa California Unified School District, GO:
Election of 2005, Series A (AGM), 5.00%, 8/01/35	10,000	10,334,100
Election of 2010, Series A (AGM), 5.25%, 8/01/41	5,390	5,644,462
Election of 2012, Series A, 5.50%, 8/01/39 (a)	2,500	2,660,850
Series B, 5.50%, 8/01/39 (a)	3,195	3,385,134

		226,674,872
Education — 10.8%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,734,075
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,413,973
5.75%, 8/01/35	8,400	9,430,176
San Jose Evergreen Community College District, GO, Election of 2010, Series A, 5.00%, 8/01/41	5,975	6,223,799
University of California, RB, Series L, 5.00%, 5/15/36	3,030	3,212,073
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	39,890	41,838,227

		65,852,323
Health — 15.7%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.25%, 8/01/39	5,000	5,594,200
Series A, 6.00%, 8/01/30	2,305	2,614,377
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,520	8,625,392
Kaiser Permanente, Series A, 5.25%, 4/01/39	7,210	7,273,087
Providence Health Services, Series B, 5.50%, 10/01/39	4,080	4,481,472
Sutter Health, Series A, 5.25%, 11/15/46	7,500	7,532,325
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,135,498

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	$3,700	$4,071,665
Saint Joseph’s Health System, Series A, 5.00%, 7/01/37	10,000	10,114,000
Stanford Hospital, Series A-3, 5.50%, 11/15/40	2,970	3,158,120
California Statewide Communities Development Authority, RB:
5.25%, 8/01/31 (a)	2,500	2,546,525
Kaiser Permanente, Series A, 5.00%, 4/01/42	11,000	11,082,170
Kaiser Permanente, Series B, 5.25%, 3/01/45	12,505	12,596,787
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41 (a)	4,500	4,523,580

		95,349,198
State — 9.5%
California State Public Works Board, RB:
California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,319,451
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,216,169
State of California, GO, Various Purposes:
6.00%, 3/01/33	6,005	7,021,707
6.00%, 4/01/35	200	229,248
6.00%, 4/01/38	28,265	32,186,486
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/41	13,000	13,135,980

		58,109,041
Transportation — 16.4%
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge, Series C-1, 0.98%, 4/01/45 (b)	4,400	4,430,756
City of Los Angeles California Department of Airports, RB, Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	2,790,052

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	$2,335	$2,492,239
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	2,985	3,334,902
6.25%, 3/01/34	1,400	1,554,252
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	6,962,559
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	8,190	9,017,026
Senior Series B, 5.75%, 7/01/39	2,650	2,937,631
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	14,853,132
Senior Series B, AMT (AGM), 5.25%, 7/01/33	19,530	20,255,539
County of San Joaquin Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,801,754
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,053,691
San Diego County Regional Airport Authority, RB, Sub-Series A, 5.00%, 7/01/40	4,055	4,095,915
San Francisco City & County Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	10,978,516
San Francisco City & County Airports Commission, Refunding RB, AMT:
Second Series A, 5.00%, 5/01/32	1,415	1,443,470
Second Series 34E (AGM), 5.75%, 5/01/24	5,000	5,673,650

		99,675,084
Utilities — 22.4%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,410,166

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A:
5.00%, 6/01/28	$2,000	$2,203,000
5.00%, 6/01/32	3,000	3,207,030
City of Manteca California, Refunding RB, Water, 5.00%, 7/01/33	2,000	2,115,120
City of San Francisco California Public Utilities Commission Water, RB:
Series B, 5.00%, 11/01/30	10,000	10,901,400
Series B&C, 5.00%, 11/01/41	5,000	5,241,700
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,596,440
East Bay Municipal Utility District, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/32	11,935	12,774,269
Series A (NPFGC), 5.00%, 6/01/37 (a)	6,670	7,051,324
Sub-Series A (AGM), 5.00%, 6/01/37	11,190	11,829,732
Sub-Series A (AMBAC), 5.00%, 6/01/33	5,000	5,400,250
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,505	2,617,049
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	9,500	9,904,225
Los Angeles Department of Water & Power, RB:
Series A, 5.38%, 7/01/38	9,000	9,924,930
Series B, 5.00%, 7/01/43	4,500	4,709,070
Los Angeles Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	16,000	17,100,960
System, 5.00%, 7/01/30	4,325	4,747,942
San Diego Public Facilities Financing Authority, Refunding RB, Sewer Improvements, Senior Series A, 5.25%, 5/15/34	1,050	1,125,527
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	10,000	10,566,800

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	$7,325	$7,903,821

		136,330,755
Total Municipal Bonds — 112.5%		684,705,324

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 53.0%
County/City/Special District/School District — 27.6%
Alameda County Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/34	13,180	13,597,542
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	17,137,477
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	10,000	10,503,700
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	7,012,977
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	12,438,771
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	11,924,522
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	10,568,200
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,051,002
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC), 5.00%, 7/01/35	8,997	9,410,841
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	7,917	8,209,223
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,641,900
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	$17,770	$18,891,998
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	23,100	24,150,357
5.00%, 7/01/34	2,499	2,612,959

		168,151,469
Education — 8.6%
Chaffey Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 6/01/30	9,905	10,329,163
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	11,711,370
Riverside Community College District, GO, Election of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	9,399,961
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,205,760
Series O, 5.75%, 5/15/34	11,190	12,635,039

		52,281,293
Transportation — 2.6%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,096,785
San Mateo County Transportation Authority, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	10,411,900

		15,508,685
Utilities — 14.2%
City of Napa California Water System, RB, (AMBAC), 5.00%, 5/01/35	9,100	9,364,537
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	4,500	4,695,255

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
Utilities (concluded)
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	$12,070	$12,599,873
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	15,601,297
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,940,100
Metropolitan Water District of Southern California, RB, Series A (AGM), 5.00%, 7/01/35	12,870	13,479,008
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	5,008	5,246,522
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	16,740	17,796,462

		86,723,054
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 53.0%		322,664,501
Total Long-Term Investments (Cost — $978,728,282) — 165.5%		1,007,369,825
Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.04% (d)(e)	766,081	$766,081
Total Short-Term Securities (Cost — $766,081) — 0.1%		766,081
Total Investments (Cost — $979,494,363*) — 165.6%		1,008,135,906
Other Assets Less Liabilities — 2.3%		14,429,118
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.2%)		(159,653,627)
VMTP Shares, at Liquidation Value — (41.7%)		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$608,911,397

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$820,145,945

Gross unrealized appreciation	$38,316,697
Gross unrealized depreciation	(9,946,893)

Net unrealized appreciation	$28,369,804

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America N.A.	$9,597,849	$62,090
Citigroup Global Markets	$4,523,580	$13,889
Piper Jaffray	$6,045,984	$89,128

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BIF California Municipal Money Fund	501,963	264,118	766,081	$1

(e)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	COP	Certificates of Participation
	GO	General Obligation Bonds
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(400)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$50,943,750	$(466,155)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,007,369,825	—	$1,007,369,825
Short-Term Securities	$766,081	—	—	766,081

Total	$766,081	$1,007,369,825	—	$1,008,135,906

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(466,155)	—	—	$(466,155)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$708,000	—	—	$708,000
Liabilities:
TOB trust certificates	—	$(159,620,157)	—	(159,620,157)
VMTP Shares	—	(254,000,000)	—	(254,000,000)

Total	$708,000	$(413,620,157)	—	$(412,912,157)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 23, 2013
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 23, 2013